SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Share-based compensation expenses	$ 5,862	$ 130
Total	5,815	3,708
Research and Development Expense [Member]
Schedule of Research and Development Expenses [Line Items]
Payroll and related expenses	1,231	895
Share-based compensation expenses	2,424	78
Subcontractors and consultants	1,890	2,467
Materials	3	13
Rent and maintenance	205	160
Travel expenses	13	37
Other	49	58
Total	$ 5,815	$ 3,708